Changes in Accumulated Other Comprehensive Income ("AOCI") by Component, Net of Tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning Balance	$ 900,563	$ 782,338	$ 729,081
Other comprehensive income (loss) before reclassifications	9,795	(355)	(22,456)
Amounts reclassified from AOCI	203	594	(226)
Net current-period other comprehensive income	9,998	239	(22,682)
Ending Balance	1,024,311	900,563	782,338
Foreign Currency Translation Adjustment
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning Balance	(8,460)	(6,185)	9,466
Other comprehensive income (loss) before reclassifications	7,152	(2,275)	(15,651)
Net current-period other comprehensive income	7,152	(2,275)	(15,651)
Ending Balance	(1,308)	(8,460)	(6,185)
Defined Benefit Pension Plan
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning Balance	(5,318)	(7,832)	(801)
Other comprehensive income (loss) before reclassifications	2,643	1,920	(6,805)
Amounts reclassified from AOCI	203	594	(226)
Net current-period other comprehensive income	2,846	2,514	(7,031)
Ending Balance	(2,472)	(5,318)	(7,832)
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning Balance	(13,778)	(14,017)	8,665
Ending Balance	$ (3,780)	$ (13,778)	$ (14,017)